Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 3,257,357	$ 1,751,255	$ 6,647,748	$ 3,647,590	$ 7,288,029	$ 2,635,757
Cost of revenues	2,292,045	1,661,241	4,338,795	2,930,143	6,154,434	2,935,119
Gross profit	965,312	90,014	2,308,953	717,447		(299,362)
Operating expenses
Selling, general, and administrative expenses	3,748,509	3,729,746	7,419,926	6,559,638		9,894,146
Commitment fee expense						23,301,206
Goodwill and intangible asset impairment expenses				4,726,000
Total operating expenses	3,748,509	3,729,746	7,419,926	11,285,638		33,195,352
Operating loss	(2,783,197)	(3,639,732)	(5,110,973)	(10,568,191)	(15,476,517)	(33,494,714)
Other income and expense
Interest income	376,842	11,188	649,263	23,502		29,055
Interest expense	(379,943)	(34,034)	(717,364)	(54,418)
Other expense	(76,644)		(76,644)
Change in fair value of convertible debenture	(422,808)		(678,037)
Other Income
Total other income and expense	(502,553)	(22,846)	(822,782)	(30,916)		29,055
Net loss before income taxes	(3,285,750)	(3,662,578)	(5,933,755)	(10,599,107)		(33,465,659)
Provision for income tax expenses	6,408	700	37,149	700	11,366	4,171
Net loss from continuing operations	(3,292,158)	(3,663,278)	(5,970,904)	(10,599,807)		(33,469,830)
Net loss from discontinued operations, net of tax	(149,000)	(1,147,654)	(294,000)	(1,255,654)	70,024	(22,174,305)
Net loss	(3,441,158)	(4,810,932)	(6,264,904)	(11,855,461)		(55,644,135)
Numerator for basic and diluted net loss per share:
Net loss from continuing operations available to ordinary shareholders	(3,341,490)	(3,665,525)	(6,021,185)	(10,605,648)	(15,312,264)	(34,250,214)
Net loss from continuing operations available to ordinary shareholders	(3,341,490)	(3,665,525)	(6,021,185)	(10,605,648)		(34,250,214)
Net loss from discontinued operations available to ordinary shareholders	(149,000)	(1,147,654)	(294,000)	(1,255,654)	70,024	(22,174,305)
Net loss from discontinued operations available to ordinary shareholders	(149,000)	(1,147,654)	(294,000)	(1,255,654)		(22,174,305)
Total Numerator for basic and diluted net loss per share	(3,490,490)	(4,813,179)	(6,315,185)	(11,861,302)	$ (15,242,240)	(56,424,519)
Total Numerator for diluted net loss per share	$ (3,490,490)	$ (4,813,179)	$ (6,315,185)	$ (11,861,302)		$ (56,424,519)
Denominator for basic and diluted net loss per share:
Weighted average shares outstanding, basic	2,813,900	2,361,974	2,813,900	2,361,974	2,488,477	1,430,031
Weighted average shares outstanding, diluted	2,813,900	2,361,974	2,813,900	2,361,974		1,430,031
Net loss per share - Basic and diluted
Net loss from continuing operations per share, basic	$ (1.19)	$ (1.55)	$ (2.14)	$ (4.49)	$ (6.15)	$ (23.95)
Net loss from continuing operations per share, diluted	(1.19)	(1.55)	(2.14)	(4.49)		(23.95)
Net loss from discontinued operations per share, basic	(0.05)	(0.49)	(0.10)	(0.53)		(15.51)
Net loss from discontinued operations per share, diluted	(0.05)	(0.49)	(0.10)	(0.53)		(15.51)
Net loss per share, basic	(1.24)	(2.04)	(2.24)	(5.02)	$ (6.12)	(39.46)
Net loss per share, diluted	$ (1.24)	$ (2.04)	$ (2.24)	$ (5.02)		$ (39.46)
Previously Reported [Member]
Revenues					$ 7,288,029
Cost of revenues					6,154,434
Gross profit					1,133,595
Operating expenses
Selling, general, and administrative expenses					11,884,112
Commitment fee expense
Goodwill and intangible asset impairment expenses					4,726,000
Total operating expenses					16,610,112
Operating loss					(15,476,517)
Other income and expense
Interest income					72,000
Interest expense					(137,519)
Change in fair value of convertible debenture
Other Income					250,000
Total other income and expense					184,481
Net loss before income taxes					(15,292,036)
Provision for income tax expenses					11,366
Net loss from continuing operations					(15,303,402)
Net loss from discontinued operations, net of tax					70,024
Net loss					(15,233,378)
Numerator for basic and diluted net loss per share:
Net loss from continuing operations available to ordinary shareholders					(15,312,264)
Net loss from continuing operations available to ordinary shareholders					(15,312,264)
Net loss from discontinued operations available to ordinary shareholders					70,024
Net loss from discontinued operations available to ordinary shareholders					70,024
Total Numerator for basic and diluted net loss per share					(15,242,240)
Total Numerator for diluted net loss per share					$ (15,242,240)
Denominator for basic and diluted net loss per share:
Weighted average shares outstanding, basic					2,488,477
Weighted average shares outstanding, diluted					2,488,477
Net loss per share - Basic and diluted
Net loss from continuing operations per share, basic					$ (6.15)
Net loss from continuing operations per share, diluted					(6.15)
Net loss from discontinued operations per share, basic					0.03
Net loss from discontinued operations per share, diluted					0.03
Net loss per share, basic					(6.12)
Net loss per share, diluted					$ (6.12)